Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended									4 Months Ended	12 Months Ended
	Aug. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Total revenues		$ 38,634	$ 35,340	$ 32,196	$ 29,026	$ 26,561	$ 24,474	$ 21,661	$ 19,425	$ 18,047		$ 123,123	$ 83,607	$ 51,677
Net loss		$ 9,010	$ 15,664	$ 6,619	$ 7,541	$ 9,335	$ 7,207	$ 6,735	$ 6,538	$ 4,254		$ 39,159	$ 24,734	$ 16,752
Runbook Company B.V.
Business Acquisition [Line Items]
Date of acquisition												Aug. 31, 2016
Total purchase consideration	$ 34,052
Escrow amount	3,100
Escrow deposit maturity, description												Upon the finalization of the working capital adjustment, the amount of the purchase price allocated to goodwill may change. A portion of the purchase price totaling $3.1 million, was paid into escrow for indemnification obligations relating to potential breach of representations and warranties of the sellers and any amounts remaining in escrow after satisfaction of any resolved claims, will be released from escrow on the one-year anniversary of the acquisition.
Acquisition related costs	$ 1,600
Weighted average lives of intangible assets	8 years 8 months 12 days
Total revenues											$ 800
Net loss											$ 1,700